Expense Example, No Redemption - Onchain Economy ETF - Onchain Economy ETF Class	Jul. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221